Condensed Consolidated Statements of Stockholders' Equity / (Deficit) - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Non controlling Interest [Member]	Treasury Stock [Member]
Begning Balance (in shares) at Dec. 31, 2024 at Dec. 31, 2022		29,057,000	4,038,000
Begning Balance at Dec. 31, 2024 at Dec. 31, 2022	$ 36,239	$ 3	$ 1	$ 412,149	$ 0	$ (375,914)		$ 0
Shares issued under the Standby Equity Purchase Agreements (in shares)			379,000
Shares issued under the Standby Equity Purchase Agreements	34,258		$ 0	34,258
Disbursement of funds to Sorrento Amount	(20,000)			(20,000)
Repurchase of Treasury Stock, Preferred Stock, and warrants, (in shares)								(1,716,000)
Repurchase of Treasury Stock, Preferred Stock, and warrants	(143,721)	$ (3)		(53,196)				$ (90,522)
Issuance of penny warrants	10,401			10,401
Issuance of common stock in connection with Settlement Agreement, (in shares)			14,000
Issuance of common stock in connection with Settlement Agreement	750			750
Conversion of Convertible Debentures into common stock, shares			18,000
Conversion of Convertible Debentures into common stock	7,735			7,735
Retainer shares issued			114,000
Retainer Shares Issued Value	0		$ 0
Issuance of common stock upon warrants exercise, shares			1,000
Issuance of Common Stock Upon Warrants Exercise, Value	521			521
Stock options exercised (in shares)			10,000
Stock options exercised	614			614
Stock-based compensation	14,596			14,596
Net Income (Loss)	(114,331)					(114,331)
Placement Agent Shares and October 2024 Placement Agent Warrants	0
Conversion of Tranche B Notes into common stock	0
StockBlock Warrants issued in connection with the December 2024 RDO	0
Other comprehensive income	0
Stock-based compensation	14,596
Balance, ( In shares) at Mar. 31, 2025 at Dec. 31, 2023		29,057,000	4,574,000
Ending Balance at Mar. 31, 2025 at Dec. 31, 2023	(172,938)	$ 0	$ 1	407,828	0	(490,245)		$ (90,522)
Balance (in shares) at Dec. 31, 2022								0
Balance, ( In shares) at Dec. 31, 2023								1,716
Stock options exercised (in shares)			1,000
Stock options exercised	46			46
Net Income (Loss)	(24,377)					(24,377)
Shares issued under Standby Equity Purchase Agreements and under ATM Sales Agreement, Value	156			156
Shares issued under Standby Equity Purchase Agreements and under ATM Sales Agreement, Share			5,000
Shares issued under Bought Deal Offering			168,000
Shares issued under February 2024 BDO	3,769			3,769
Stock-based compensation	3,558			3,558
Balance, ( In shares) at Mar. 31, 2025 at Mar. 31, 2024		29,057,000	4,748,000
Ending Balance at Mar. 31, 2025 at Mar. 31, 2024	(189,786)		$ 1	415,357		(514,622)		$ (90,522)
Balance, ( In shares) at Mar. 31, 2024								1,716
Begning Balance (in shares) at Dec. 31, 2024 at Dec. 31, 2023		29,057,000	4,574,000
Begning Balance at Dec. 31, 2024 at Dec. 31, 2023	(172,938)	$ 0	$ 1	407,828	0	(490,245)		$ (90,522)
Net Income (Loss)	(66,347)
Other comprehensive income	5,011
Stock-based compensation	10,884
Balance, ( In shares) at Mar. 31, 2025 at Sep. 30, 2024		29,057,000	5,480,000
Ending Balance at Mar. 31, 2025 at Sep. 30, 2024	(211,317)		$ 1	430,785	5,011	(556,592)		$ (90,522)
Balance (in shares) at Dec. 31, 2023								1,716
Balance, ( In shares) at Sep. 30, 2024								1,716
Begning Balance (in shares) at Dec. 31, 2024 at Dec. 31, 2023		29,057,000	4,574,000
Begning Balance at Dec. 31, 2024 at Dec. 31, 2023	(172,938)	$ 0	$ 1	407,828	0	(490,245)		$ (90,522)
Retainer shares issued			286,000
Retainer Shares Issued Value	0		$ 0
Issuance of common stock upon warrants exercise, shares			321,000
Issuance of Common Stock Upon Warrants Exercise, Value	2,311		$ 0	2,311
Stock options exercised (in shares)			4,000
Stock options exercised	227			227
Stock-based compensation	15,690			15,690
Net Income (Loss)	(72,807)					(72,807)
Shares issued under Standby Equity Purchase Agreements and under ATM Sales Agreement, Value	2,671			2,671
Shares issued under Standby Equity Purchase Agreements and under ATM Sales Agreement, Share			81,000
Shares issued under Bought Deal Offering			168,000
Shares issued under February 2024 BDO	3,769		$ 0	3,769
Shares issued under Registered Direct Offering, shares			429,000
April 2024 RDO Placement Agent Warrants issued in connection with April 2024 RDO and February 2024 BDO Representative Warrants issued in connection with February 2024 BDO	5,919		$ 0	5,919
April 2024 RDO Placement Agent Warrants issued in connection with April 2024 RDO and February 2024 BDO Representative Warrants issued in connection with February 2024 BDO	956			956
Fee Warrant issued in connection with the Commitment Letter	310			310
Repurchase Of Warrants	(298)			(298)
Common stock issuable under Sponsor Interest Purchase Agreement	345			345
Placement Agent Shares and October 2024 Placement Agent Warrants, Shares			63,000
Placement Agent Shares and October 2024 Placement Agent Warrants	3,792			3,792
Conversion of Tranche B Notes into common stock, Shares			263,000
Conversion of Tranche B Notes into common stock	9,256		$ 0	9,256
Shares issued under December 2024 RDO, Shares			753,000
Shares issued under December 2024 RDO, Value	328		$ 0	328
StockBlock Warrants issued in connection with the December 2024 RDO	1,265			1,265
Stock dividend declared, not yet distributed, Shares		5,000,000
Stock dividend declared, not yet distributed		$ 1		(1)
Shares issued under ESPP, shares			10,000
Shares issued under ESPP	246			246
Other comprehensive income	6,317				6,317
Stock-based compensation	15,689
Balance, ( In shares) at Mar. 31, 2025 at Dec. 31, 2024		34,057,000	6,952,000
Ending Balance at Mar. 31, 2025 at Dec. 31, 2024	(192,641)	$ 1	$ 1	454,614	6,317	(563,052)		$ (90,522)
Balance (in shares) at Dec. 31, 2023								1,716
Balance, ( In shares) at Dec. 31, 2024								1,716
Begning Balance (in shares) at Dec. 31, 2024 at Mar. 31, 2024		29,057,000	4,748,000
Begning Balance at Dec. 31, 2024 at Mar. 31, 2024	(189,786)		$ 1	415,357		(514,622)		$ (90,522)
Issuance of common stock upon warrants exercise, shares			1,000
Issuance of Common Stock Upon Warrants Exercise, Value	84			84
Stock options exercised (in shares)			2,000
Stock options exercised	99			99
Stock-based compensation	3,613			3,613
Net Income (Loss)	(37,582)					(37,582)
Shares issued under Registered Direct Offering, shares			429,000
April 2024 RDO Placement Agent Warrants issued in connection with April 2024 RDO and February 2024 BDO Representative Warrants issued in connection with February 2024 BDO	5,919			5,919
April 2024 RDO Placement Agent Warrants issued in connection with April 2024 RDO and February 2024 BDO Representative Warrants issued in connection with February 2024 BDO	956			956
Shares issued under ESPP, shares			5,000
Shares issued under ESPP	154			154
Other comprehensive income	1,851				1,851
Balance, ( In shares) at Mar. 31, 2025 at Jun. 30, 2024		29,057,000	5,185,000
Ending Balance at Mar. 31, 2025 at Jun. 30, 2024	(214,692)		$ 1	426,182	1,851	(552,204)		$ (90,522)
Balance (in shares) at Mar. 31, 2024								1,716
Balance, ( In shares) at Jun. 30, 2024								1,716
Retainer shares issued			286,000
Retainer Shares Issued Value	1			1
Stock options exercised (in shares)			1,000
Stock options exercised	82			82
Net Income (Loss)	(4,388)					(4,388)
Fee Warrant issued in connection with the Commitment Letter	310			310
Repurchase Of Warrants	(298)			(298)
Common stock issuable under Sponsor Interest Purchase Agreement	345			345
Other comprehensive income	3,160				3,160
Stock-based compensation	3,713			3,713
Issuance of Common Stock Under Bought Deal Offering Warrants			8
Balance, ( In shares) at Mar. 31, 2025 at Sep. 30, 2024		29,057,000	5,480,000
Ending Balance at Mar. 31, 2025 at Sep. 30, 2024	(211,317)		$ 1	430,785	5,011	(556,592)		$ (90,522)
Issuance of Common Stock Under Bought Deal Offering Warrants Value	450			450
Balance, ( In shares) at Sep. 30, 2024								1,716
Begning Balance (in shares) at Dec. 31, 2024 at Dec. 31, 2024		34,057,000	6,952,000
Begning Balance at Dec. 31, 2024 at Dec. 31, 2024	(192,641)	$ 1	$ 1	454,614	6,317	(563,052)		$ (90,522)
Net Income (Loss)	(26,080)					(26,080)
Treasury Stock transferred to Tranche B Investors for Tranche B Notes deferral	2,182			(5,353)				$ 7,535
Treasury Stock transferred to Tranche B Investors for Tranche B Note deferral, Shares								(143,000)
Treasury Stock paid for Gloperba Ex-U.S. License	366			(808)				$ 1,174
Treasury Stock paid for Gloperba Ex-U.S. License, Shares								(22,000)
Treasury Stock transferred to Oramed for the Oramed Note maturity extension	1,375			(3,523)				$ 4,898
Treasury Stock transferred to Oramed for the Oramed Note maturity extension, Shares								(93,000)
Stock-based compensation	3,314			3,314
Balance, ( In shares) at Mar. 31, 2025 at Mar. 31, 2025		34,057,000	6,952,000
Ending Balance at Mar. 31, 2025 at Mar. 31, 2025	(211,484)	$ 1	$ 1	448,244	6,317	(589,132)		$ (76,915)
Balance (in shares) at Dec. 31, 2024								1,716
Balance, ( In shares) at Mar. 31, 2025								1,458
Begning Balance (in shares) at Dec. 31, 2024 at Dec. 31, 2024		34,057,000	6,952,000
Begning Balance at Dec. 31, 2024 at Dec. 31, 2024	(192,641)	$ 1	$ 1	454,614	6,317	(563,052)		$ (90,522)
Net Income (Loss)	(327,948)
Other comprehensive income	(2,970)
Stock-based compensation	9,849
Balance, ( In shares) at Mar. 31, 2025 at Sep. 30, 2025		34,057,000	7,585,000
Ending Balance at Mar. 31, 2025 at Sep. 30, 2025	(179,719)	$ 1	$ 1	785,304	3,347	(888,674)	$ (2,783)	$ (76,915)
Balance (in shares) at Dec. 31, 2024								1,716
Balance, ( In shares) at Sep. 30, 2025								1,458
Begning Balance (in shares) at Dec. 31, 2024 at Mar. 31, 2025		34,057,000	6,952,000
Begning Balance at Dec. 31, 2024 at Mar. 31, 2025	(211,484)	$ 1	$ 1	448,244	6,317	(589,132)		$ (76,915)
Net Income (Loss)	(44,048)					(42,308)	(1,740)
Shares issued under ESPP, shares			4,000
Shares issued under ESPP	17			17
Stock-based compensation	3,279			3,279
Payments in lieu of fractional shares for Reverse Stock Split	(1)			(1)
Acquisition of controlling interest in Scilex Bio	3,250			1,510			1,740
Balance, ( In shares) at Mar. 31, 2025 at Jun. 30, 2025		34,057,000	6,956,000
Ending Balance at Mar. 31, 2025 at Jun. 30, 2025	(248,987)	$ 1	$ 1	453,049	6,317	(631,440)		$ (76,915)
Balance (in shares) at Mar. 31, 2025								1,458
Balance, ( In shares) at Jun. 30, 2025								1,458
Net Income (Loss)	(257,820)					(257,234)	(586)
Other comprehensive income	(2,970)				(2,970)
Stock-based compensation	3,256			3,256
Acquisition of controlling interest in Scilex Bio	510			306			204
Issuance of Common Stock Warrants Under Registered Direct Offering Warrants Value	10,237			10,237
Exercise of December 2024 RDO Warrants in exchange for Tranche B Notes deferral, Shares			179,000
Exercise of December 2024 RDO Warrants in exchange for Tranche B Notes deferral, Value	3,527			3,527
Repurchase of Penny Warrants	(13,000)			(13,000)
Reverse Recapitalization	125,528			127,244			(1,716)
Selling of Shares for Bitcoin to Biconomy	200,000			200,685			(685)
Balance, ( In shares) at Mar. 31, 2025 at Sep. 30, 2025		34,057,000	7,585,000
Ending Balance at Mar. 31, 2025 at Sep. 30, 2025	$ (179,719)	$ 1	$ 1	$ 785,304	$ 3,347	$ (888,674)	$ (2,783)	$ (76,915)
Issuance of Common Stock Warrants Under Registered Direct Offering Warrants			450
Balance, ( In shares) at Sep. 30, 2025								1,458